OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 468	$ 373
Operating loss	(13,705)	(12,084)
Financing Income Expenses By Segment	302	59
Loss before taxes on income	(14,007)	(12,025)
Agriculture [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	396	354
Operating loss	(5,144)	(4,392)
Industry [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0	0
Operating loss	(73)	(147)
Human [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	25	0
Operating loss	(3,257)	(1,861)
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	47	19
Operating loss	$ (5,231)	$ (5,684)